Preferred shares and share capital - Additional Information (Detail) - $ / shares		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Common shares, authorized		400,000,000	400,000,000
Common shares, par value		$ 0.01	$ 0.01
Dividend reinvestment program discount rate percentage		3.00%
Fairfax Warrants [Member] | Class A Common Shares [Member]
Class Of Stock [Line Items]
Warrants to purchase common shares		25,000,000
Warrants outstanding exercise price		$ 8.05
Warrant exercisable period		7 years
Fairfax Financial Holdings Limited [Member]
Class Of Stock [Line Items]
Warrants to purchase common shares		5,000,000
Warrants outstanding exercise price		$ 13.00
APR Energy Ltd [Member]
Class Of Stock [Line Items]
Shares issued	29,891,266
Business acquisition equity interests, shares reserved	6,664,270
Common shares previously issued		1,849,641
Shares forfeited		557,139
Shares permanently forfeited for post closing purchase price adjustments		1,122,290
Treasury shares		727,351
Common shares released from holdback		318,637
APR Energy Ltd [Member] | Fairfax Financial Holdings Limited [Member]
Class Of Stock [Line Items]
Shares issued	775,139